Notes to the consolidated financial statements - Genmab Collaboration and License Agreement (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Aug. 31, 2024 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Non-refundable upfront payment				€ 400,000
Revenue recognized	€ 535,180	€ 53,758	€ 67,420
Collaboration and License Agreement | Genmab [Member]
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Equity investment | $					$ 20
Non-refundable upfront payment | $					$ 10
Revenue recognized	€ 2,383	€ 1,197	€ 1,787